Finance income and expense	6 Months Ended
Jun. 30, 2020
Finance income and expense
Finance income and expense

6. Finance income and expense

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2020	2019	2020	2019
	£'000s	£'000s	£'000s	£'000s
Finance income:
Interest received on cash and short term investments	28	229	81	479
Foreign exchange gain on translating foreign currency denominated cash balances	41	669	267	—
Fair value adjustment on derivative financial instruments (note 13)	72	113	184	1,723
Total finance income	141	1,011	532	2,202

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2020	2019	2020	2019
	£'000s	£'000s	£'000s	£'000s
Finance expense:
Interest on discounted lease liability	22	6	42	15
Foreign exchange loss on translating foreign currency denominated balances	—	—	—	114
Unwinding of discount factor movements related to the assumed contingent arrangement (note 14)	373	30	405	58
Total finance expense	395	36	447	187